Distribution Date:	04/17/23	CSAIL 2016-C6 Commercial Mortgage Trust
Determination Date:	04/11/23
Next Distribution Date:	05/17/23
Record Date:	03/31/23	Commercial Mortgage Pass-Through Certificates
Series 2016-C6
Notice of Address Change
Effective March 1, 2023 our Computershare Corporate Trust office located at 600 S 4th Street Minneapolis, MN 55415 has moved and our new address is 1505 Energy Park Drive St.
Paul, Minnesota 55108. Please update your records to reflect the new address.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Credit Suisse Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number	(212) 325-2000	patrick.a.remmert@credit-suisse.com
Certificate Interest Reconciliation Detail	4		11 Madison Avenue, 4th Floor | New York, NY 10010 | United States
		Master Servicer	KeyBank National Association
Additional Information	5
			Andy Lindenman	(913) 317-4372
Bond / Collateral Reconciliation - Cash Flows	6
			11501 Outlook Street, Suite 300 | Overland Park, KS 66211 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Torchlight Loan Services, LLC
Current Mortgage Loan and Property Stratification	8-12		William A. Clarkson	(212) 808-3640	wclarkson@torchlightinvestors.com
Mortgage Loan Detail (Part 1)	13-14		280 Park Avenue, 11th Floor | New York, NY 10017 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	17
			David Rodgers	(212) 230-9025
Historical Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25-26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12636MAA6	1.493000%	17,021,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12636MAB4	2.661900%	67,689,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12636MAC2	2.956200%	92,701,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	12636MAD0	2.823300%	128,500,000.00	85,596,562.16	0.00	201,387.31	0.00	0.00	201,387.31	85,596,562.16	43.23%	30.00%
A-5	12636MAE8	3.089800%	198,130,000.00	198,130,000.00	0.00	510,151.73	0.00	0.00	510,151.73	198,130,000.00	43.23%	30.00%
A-SB	12636MAF5	2.959900%	33,186,000.00	19,237,463.16	575,597.87	47,450.81	0.00	0.00	623,048.68	18,661,865.29	43.23%	30.00%
A-S	12636MAJ7	3.346400%	57,560,000.00	57,560,000.00	0.00	160,515.65	0.00	0.00	160,515.65	57,560,000.00	32.42%	22.50%
B	12636MAK4	3.923900%	34,536,000.00	34,536,000.00	0.00	112,929.84	0.00	0.00	112,929.84	34,536,000.00	25.94%	18.00%
C	12636MAL2	5.084077%	33,577,000.00	33,577,000.00	0.00	142,256.71	0.00	0.00	142,256.71	33,577,000.00	19.63%	13.63%
D	12636MAV0	5.084077%	42,210,000.00	42,210,000.00	0.00	178,832.41	0.00	0.00	178,832.41	42,210,000.00	11.71%	8.13%
E	12636MAX6	4.084077%	20,146,000.00	20,146,000.00	0.00	68,564.85	0.00	0.00	68,564.85	20,146,000.00	7.92%	5.50%
F	12636MAZ1	4.084077%	8,634,000.00	8,634,000.00	0.00	29,384.93	0.00	0.00	29,384.93	8,634,000.00	6.30%	4.38%
NR*	12636MBB3	4.084077%	33,577,461.00	33,572,754.81	0.00	114,261.43	0.00	0.00	114,261.43	33,572,754.81	0.00%	0.00%
Z	12636MBF4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12636MBD9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			767,467,461.00	533,199,780.13	575,597.87	1,565,735.67	0.00	0.00	2,141,333.54	532,624,182.26

X-A	12636MAG3	2.023514%	594,787,000.00	360,524,025.32	0.00	607,937.76	0.00	0.00	607,937.76	359,948,427.45
X-B	12636MAH1	1.160177%	34,536,000.00	34,536,000.00	0.00	33,389.89	0.00	0.00	33,389.89	34,536,000.00
X-D	12636MAM0	0.000000%	42,210,000.00	42,210,000.00	0.00	0.00	0.00	0.00	0.00	42,210,000.00
X-E	12636MAP3	1.000000%	20,146,000.00	20,146,000.00	0.00	16,788.33	0.00	0.00	16,788.33	20,146,000.00
X-F	12636MAR9	1.000000%	8,634,000.00	8,634,000.00	0.00	7,195.00	0.00	0.00	7,195.00	8,634,000.00
X-NR	12636MAT5	1.000000%	33,577,461.00	33,572,754.81	0.00	27,977.30	0.00	0.00	27,977.30	33,572,754.81
Notional SubTotal			733,890,461.00	499,622,780.13	0.00	693,288.28	0.00	0.00	693,288.28	499,047,182.26

Deal Distribution Total					575,597.87	2,259,023.95	0.00	0.00	2,834,621.82

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12636MAA6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12636MAB4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12636MAC2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	12636MAD0	666.12110630	0.00000000	1.56721642	0.00000000	0.00000000	0.00000000	0.00000000	1.56721642	666.12110630
A-5	12636MAE8	1,000.00000000	0.00000000	2.57483334	0.00000000	0.00000000	0.00000000	0.00000000	2.57483334	1,000.00000000
A-SB	12636MAF5	579.68610739	17.34459923	1.42984421	0.00000000	0.00000000	0.00000000	0.00000000	18.77444344	562.34150817
A-S	12636MAJ7	1,000.00000000	0.00000000	2.78866661	0.00000000	0.00000000	0.00000000	0.00000000	2.78866661	1,000.00000000
B	12636MAK4	1,000.00000000	0.00000000	3.26991661	0.00000000	0.00000000	0.00000000	0.00000000	3.26991661	1,000.00000000
C	12636MAL2	1,000.00000000	0.00000000	4.23673080	0.00000000	0.00000000	0.00000000	0.00000000	4.23673080	1,000.00000000
D	12636MAV0	1,000.00000000	0.00000000	4.23673087	0.00000000	0.00000000	0.00000000	0.00000000	4.23673087	1,000.00000000
E	12636MAX6	1,000.00000000	0.00000000	3.40339770	0.00000000	0.00000000	0.00000000	0.00000000	3.40339770	1,000.00000000
F	12636MAZ1	1,000.00000000	0.00000000	3.40339703	0.00000000	0.00000000	0.00000000	0.00000000	3.40339703	1,000.00000000
NR	12636MBB3	999.85984080	0.00000000	3.40292049	0.00000000	3.03901328	0.00000000	0.00000000	3.40292049	999.85984080
Z	12636MBF4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12636MBD9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12636MAG3	606.13971946	0.00000000	1.02211003	0.00000000	0.00000000	0.00000000	0.00000000	1.02211003	605.17198165
X-B	12636MAH1	1,000.00000000	0.00000000	0.96681405	0.00000000	0.00000000	0.00000000	0.00000000	0.96681405	1,000.00000000
X-D	12636MAM0	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-E	12636MAP3	1,000.00000000	0.00000000	0.83333317	0.00000000	0.00000000	0.00000000	0.00000000	0.83333317	1,000.00000000
X-F	12636MAR9	1,000.00000000	0.00000000	0.83333333	0.00000000	0.00000000	0.00000000	0.00000000	0.83333333	1,000.00000000
X-NR	12636MAT5	999.85984080	0.00000000	0.83321666	0.00000000	0.00000000	0.00000000	0.00000000	0.83321666	999.85984080

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	03/01/23 - 03/30/23	30	0.00	201,387.31	0.00	201,387.31	0.00	0.00	0.00	201,387.31	0.00
A-5	03/01/23 - 03/30/23	30	0.00	510,151.73	0.00	510,151.73	0.00	0.00	0.00	510,151.73	0.00
A-SB	03/01/23 - 03/30/23	30	0.00	47,450.81	0.00	47,450.81	0.00	0.00	0.00	47,450.81	0.00
X-A	03/01/23 - 03/30/23	30	0.00	607,937.76	0.00	607,937.76	0.00	0.00	0.00	607,937.76	0.00
X-B	03/01/23 - 03/30/23	30	0.00	33,389.89	0.00	33,389.89	0.00	0.00	0.00	33,389.89	0.00
X-D	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-E	03/01/23 - 03/30/23	30	0.00	16,788.33	0.00	16,788.33	0.00	0.00	0.00	16,788.33	0.00
X-F	03/01/23 - 03/30/23	30	0.00	7,195.00	0.00	7,195.00	0.00	0.00	0.00	7,195.00	0.00
X-NR	03/01/23 - 03/30/23	30	0.00	27,977.30	0.00	27,977.30	0.00	0.00	0.00	27,977.30	0.00
A-S	03/01/23 - 03/30/23	30	0.00	160,515.65	0.00	160,515.65	0.00	0.00	0.00	160,515.65	0.00
B	03/01/23 - 03/30/23	30	0.00	112,929.84	0.00	112,929.84	0.00	0.00	0.00	112,929.84	0.00
C	03/01/23 - 03/30/23	30	0.00	142,256.71	0.00	142,256.71	0.00	0.00	0.00	142,256.71	0.00
D	03/01/23 - 03/30/23	30	0.00	178,832.41	0.00	178,832.41	0.00	0.00	0.00	178,832.41	0.00
E	03/01/23 - 03/30/23	30	0.00	68,564.85	0.00	68,564.85	0.00	0.00	0.00	68,564.85	0.00
F	03/01/23 - 03/30/23	30	0.00	29,384.93	0.00	29,384.93	0.00	0.00	0.00	29,384.93	0.00
NR	03/01/23 - 03/30/23	30	101,696.24	114,261.43	0.00	114,261.43	0.00	0.00	0.00	114,261.43	102,042.35
Totals			101,696.24	2,259,023.95	0.00	2,259,023.95	0.00	0.00	0.00	2,259,023.95	102,042.35

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

	Additional Information
Total Available Distribution Amount (1)	2,834,621.82
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,268,497.14	Master Servicing Fee	3,590.46
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,627.24
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	229.57
ARD Interest	0.00	Operating Advisor Fee	1,727.47
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	298.44
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,268,497.14	Total Fees	9,473.19

Principal		Expenses/Reimbursements
Scheduled Principal	575,597.87	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	575,597.87	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,259,023.95
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	575,597.87
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,834,621.82
Total Funds Collected	2,844,095.01	Total Funds Distributed	2,844,095.01

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	533,199,780.13	533,199,780.13	Beginning Certificate Balance	533,199,780.13
(-) Scheduled Principal Collections	575,597.87	575,597.87	(-) Principal Distributions	575,597.87
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	532,624,182.26	532,624,182.26	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	533,199,778.93	533,199,778.93	Ending Certificate Balance	532,624,182.26
Ending Actual Collateral Balance	532,642,624.22	532,642,624.22

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.08%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	10	77,416,536.45	14.53%	34	5.0325	NAP	Defeased	10	77,416,536.45	14.53%	34	5.0325	NAP
4,999,999 or less	11	40,463,841.82	7.60%	33	4.8981	2.170396	1.2499 or less	11	127,541,760.56	23.95%	34	5.0838	1.049705
5,000,000 to 9,999,999	13	87,977,831.62	16.52%	34	5.0655	1.640382	1.2500 to 1.4999	2	8,500,583.31	1.60%	31	4.8848	1.360000
10,000,000 to 19,999,999	3	45,476,246.26	8.54%	33	5.0229	1.088082	1.5000 to 1.7499	8	139,446,529.30	26.18%	36	4.6907	1.549413
20,000,000 to 24,999,999	2	46,661,346.27	8.76%	34	4.9848	1.079937	1.7500 to 1.9999	3	13,546,254.37	2.54%	34	4.8928	1.809941
25,000,000 to 49,999,999	2	80,961,712.84	15.20%	34	5.1587	1.840894	2.0000 to 2.2499	3	139,724,035.12	26.23%	35	5.0437	2.026996
50,000,000 or greater	2	153,666,667.00	28.85%	36	4.6812	1.783080	2.2500 to 2.7499	4	16,566,715.35	3.11%	33	4.7679	2.661119
Totals	43	532,624,182.26	100.00%	34	4.9406	1.618777	2.7500 to 3.9999	0	0.00	0.00%	0	0.0000	0.000000
							4.0000 or greater	2	9,881,767.80	1.86%	32	4.8435	4.222794
							Totals	43	532,624,182.26	100.00%	34	4.9406	1.618777
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Defeased	12	77,416,536.45	14.53%	34	5.0325	NAP
							Defeased	12	77,416,536.45	14.53%	34	5.0325	NAP
Arizona	1	3,029,975.11	0.57%	32	4.9800	1.360000
							Lodging	4	38,840,159.07	7.29%	34	5.2432	1.644969
Arkansas	1	7,599,638.39	1.43%	34	5.1000	1.600000
							Mobile Home Park	1	2,689,073.06	0.50%	33	5.1200	1.570000
California	3	43,658,806.77	8.20%	33	5.0560	1.216943
							Multi-Family	11	55,817,512.32	10.48%	33	4.9810	1.429625
Colorado	2	17,092,521.33	3.21%	35	4.7973	1.220300
							Office	15	228,753,842.52	42.95%	35	5.0545	1.799208
Florida	4	18,971,344.09	3.56%	35	5.0677	2.334663
							Retail	10	129,107,058.84	24.24%	35	4.5713	1.514778
Georgia	1	4,792,500.00	0.90%	33	4.6400	2.730000
							Totals	53	532,624,182.26	100.00%	34	4.9406	1.618777
Idaho	1	2,689,073.06	0.50%	33	5.1200	1.570000
Massachusetts	1	87,000,000.00	16.33%	36	5.0500	2.000000
Michigan	2	21,637,718.68	4.06%	35	5.5072	1.209296
Mississippi	5	5,470,608.20	1.03%	31	4.8320	1.360000
New Jersey	6	111,258,208.34	20.89%	35	4.5707	1.728452
New York	1	23,379,366.15	4.39%	34	4.9000	1.050000
North Carolina	1	3,531,769.74	0.66%	36	5.6300	1.810000
Ohio	3	15,955,290.08	3.00%	33	4.7082	1.523087
Pennsylvania	3	17,275,975.27	3.24%	33	4.8363	1.636891
Rhode Island	1	4,468,579.15	0.84%	32	4.7750	4.420000
Texas	4	31,026,099.95	5.83%	33	5.0309	1.394599
Virginia	1	36,370,171.50	6.83%	35	5.2000	1.560000
Totals	53	532,624,182.26	100.00%	34	4.9406	1.618777

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	77,416,536.45	14.53%	34	5.0325	NAP	Defeased	10	77,416,536.45	14.53%	34	5.0325	NAP
	3.9999% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.2499%	1	66,666,667.00	12.52%	37	4.2000	1.500000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.4999%	1	4,967,115.35	0.93%	33	4.4600	1.820000	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	3	16,412,989.58	3.08%	35	4.5929	2.405806	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 4.9999%	13	93,024,293.12	17.47%	33	4.8554	1.689492	49 months or greater	33	455,207,645.81	85.47%	35	4.9249	1.658705
	5.0000% or greater	15	274,136,580.76	51.47%	35	5.1531	1.639200	Totals	43	532,624,182.26	100.00%	34	4.9406	1.618777
	Totals	43	532,624,182.26	100.00%	34	4.9406	1.618777
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	77,416,536.45	14.53%	34	5.0325	NAP	Defeased	10	77,416,536.45	14.53%	34	5.0325	NAP
	60 months or less	33	455,207,645.81	85.47%	35	4.9249	1.658705	Interest Only	4	161,359,167.00	30.30%	36	4.6843	1.828043
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	298 months or less	29	293,848,478.81	55.17%	34	5.0571	1.565717
	Totals	43	532,624,182.26	100.00%	34	4.9406	1.618777	299 months to 337 months	0	0.00	0.00%	0	0.0000	0.000000
								338 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	43	532,624,182.26	100.00%	34	4.9406	1.618777
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	10	77,416,536.45	14.53%	34	5.0325	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	33	455,207,645.81	85.47%	35	4.9249	1.658705
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	43	532,624,182.26	100.00%	34	4.9406	1.618777
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
2	10104956	OF	Marlborough	MA	Actual/360	5.050%	378,329.17	0.00	0.00	04/06/26	04/06/31	--	87,000,000.00	87,000,000.00	04/06/23
3	10105173	RT	Lawrenceville	NJ	Actual/360	4.200%	241,111.11	0.00	0.00	N/A	05/01/26	--	66,666,667.00	66,666,667.00	04/01/23
4	10106162	OF	Mount Laurel	NJ	Actual/360	5.125%	197,086.78	66,989.40	0.00	N/A	01/06/26	--	44,658,530.74	44,591,541.34	04/06/23
6	10104531	OF	Chantilly	VA	Actual/360	5.200%	163,048.27	42,593.75	0.00	N/A	03/06/26	--	36,412,765.25	36,370,171.50	04/06/23
7	10106163	MF	Albuquerque	NM	Actual/360	5.162%	135,617.32	44,815.39	0.00	N/A	03/06/26	--	30,509,701.05	30,464,885.66	04/06/23
8	10106164	RT	Rochester	NY	Actual/360	4.900%	98,790.94	33,890.74	0.00	N/A	02/06/26	--	23,413,256.89	23,379,366.15	04/06/23
9	10106165	OF	Santa Monica	CA	Actual/360	5.070%	101,778.50	30,522.37	0.00	N/A	01/06/26	--	23,312,502.49	23,281,980.12	04/06/23
12	10103407	LO	Santa Monica	CA	Actual/360	5.060%	76,265.10	26,897.65	0.00	N/A	01/06/26	--	17,503,724.30	17,476,826.65	04/06/23
14	10103021	MF	Fort Worth	TX	Actual/360	4.810%	61,016.20	19,087.47	0.00	N/A	12/06/25	--	14,731,293.78	14,712,206.31	04/06/23
15	10104082	MF	Detroit	MI	Actual/360	5.210%	59,713.65	22,745.67	0.00	N/A	02/06/26	--	13,309,958.97	13,287,213.30	04/06/23
16	10106167	MF	Austin	TX	Actual/360	4.837%	52,382.79	18,749.27	0.00	N/A	11/06/25	--	12,576,312.90	12,557,563.63	04/06/23
18	10105584	OF	Centennial	CO	Actual/360	4.530%	31,812.54	22,826.05	0.00	N/A	05/06/26	--	8,155,319.83	8,132,493.78	04/06/23
19	10104831	LO	Ann Arbor	MI	Actual/360	5.980%	43,101.39	19,598.85	0.00	N/A	04/06/26	--	8,370,104.23	8,350,505.38	04/06/23
20	10106168	MF	San Antonio	TX	Actual/360	5.560%	40,741.37	13,556.75	0.00	N/A	03/06/26	--	8,509,453.59	8,495,896.84	04/06/23
21	10106169	OF	Greenwood Village	CO	Actual/360	5.040%	38,937.53	11,753.75	0.00	N/A	02/05/26	--	8,971,781.30	8,960,027.55	03/05/23
22	10106170	LO	Little Rock	AR	Actual/360	5.100%	33,433.31	13,260.37	0.00	N/A	02/05/26	--	7,612,898.76	7,599,638.39	04/05/23
23	10106171	RT	Pittsburgh	PA	Actual/360	4.850%	32,243.37	11,409.94	0.00	N/A	12/06/25	--	7,720,393.79	7,708,983.85	04/06/23
24	10104010	MF	Jacksonville	FL	Actual/360	4.990%	30,447.76	10,840.46	0.00	N/A	02/06/26	--	7,085,908.58	7,075,068.12	04/06/23
25	10104376	MF	Danville	IN	Actual/360	4.860%	29,045.82	10,048.24	0.00	N/A	03/06/26	--	6,940,459.52	6,930,411.28	04/06/23
26	10106172	RT	Tampa	FL	Actual/360	5.290%	29,314.80	10,622.43	0.00	N/A	05/05/26	--	6,435,347.85	6,424,725.42	04/05/23
27	10103116	LO	Bonita Springs	FL	Actual/360	4.900%	22,882.38	9,889.99	0.00	N/A	12/06/25	--	5,423,078.64	5,413,188.65	04/06/23
28	10106173	MF	Various	MS	Actual/360	4.832%	22,801.92	9,452.41	0.00	N/A	11/06/25	--	5,480,060.61	5,470,608.20	04/06/23
29	10103455	OF	Beachwood	OH	Actual/360	4.840%	23,341.68	8,810.56	0.00	N/A	02/05/26	--	5,600,508.77	5,591,698.21	04/05/23
30	10103274	MF	North Ridgeville	OH	Actual/360	4.800%	22,341.04	8,614.22	0.00	N/A	01/06/26	--	5,405,090.74	5,396,476.52	04/06/23
31	10100762	MF	Kingsport	TN	Actual/360	5.150%	22,785.37	9,157.16	0.00	N/A	09/01/25	--	5,137,947.65	5,128,790.49	04/01/23
32	10106174	RT	Palmer Township	PA	Actual/360	4.803%	20,913.82	9,264.87	0.00	N/A	02/06/26	--	5,056,634.15	5,047,369.28	04/06/23
33	10106175	OF	Winter Garden	FL	Actual/360	4.860%	22,569.75	6,790.42	0.00	N/A	03/05/26	--	5,393,009.97	5,386,219.55	04/05/23
34	10103087	MF	Columbus	OH	Actual/360	4.460%	19,106.72	7,873.94	0.00	N/A	01/05/26	--	4,974,989.29	4,967,115.35	04/05/23

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
35	10106176	RT	Taunton	MA	Actual/360	5.200%	21,297.51	8,079.92	0.00	N/A	03/06/26	--	4,756,267.43	4,748,187.51	04/06/23
37	10106177	RT	Pittsburgh	PA	Actual/360	4.850%	18,903.64	6,689.41	0.00	N/A	12/06/25	--	4,526,311.55	4,519,622.14	04/06/23
38	10106184	RT	Houston	TX	Actual/360	5.030%	18,786.01	7,177.24	0.00	N/A	12/06/25	--	4,337,178.24	4,330,001.00	04/06/23
39	10106186	RT	Providence	RI	Actual/360	4.775%	18,401.52	6,709.93	0.00	N/A	12/06/25	--	4,475,289.08	4,468,579.15	04/06/23
40	10106178	OF	Savannah	GA	Actual/360	4.640%	19,148.70	0.00	0.00	N/A	01/05/26	--	4,792,500.00	4,792,500.00	04/05/23
41	10102098	MF	Newport News	VA	Actual/360	4.520%	14,441.90	5,873.07	0.00	N/A	11/01/25	--	3,710,451.51	3,704,578.44	04/01/23
42	10106185	RT	Houston	TX	Actual/360	5.130%	15,624.06	6,166.50	0.00	N/A	01/06/26	--	3,537,201.23	3,531,034.73	04/06/23
43	10106179	MF	Houston	TX	Actual/360	4.675%	14,068.24	6,617.21	0.00	N/A	12/06/25	--	3,494,613.01	3,487,995.80	04/06/23
44	10106180	RT	Sneads Ferry	NC	Actual/360	5.630%	17,149.03	5,529.87	0.00	N/A	04/05/26	--	3,537,299.61	3,531,769.74	04/05/23
45	10106181	RT	Fort Mohave	AZ	Actual/360	4.980%	13,016.96	5,461.24	0.00	N/A	12/06/25	--	3,035,436.35	3,029,975.11	04/06/23
46	10103134	MH	Boise	ID	Actual/360	5.120%	11,873.65	4,043.60	0.00	N/A	01/06/26	--	2,693,116.66	2,689,073.06	04/06/23
47	10106182	OF	Santa Barbara	CA	Actual/360	4.920%	12,286.33	0.00	0.00	N/A	12/06/25	--	2,900,000.00	2,900,000.00	04/06/23
48	10103281	OF	Orlando	FL	Actual/360	5.410%	8,174.65	7,530.07	0.00	N/A	01/05/26	--	1,754,740.54	1,747,210.47	04/05/23
49	10106183	MF	Virginia Beach	VA	Actual/360	4.914%	8,497.54	2,931.39	0.00	N/A	12/06/25	--	2,008,162.35	2,005,230.96	04/06/23
50	10104879	MH	Roswell	NM	Actual/360	5.350%	5,867.00	2,726.30	0.00	N/A	04/06/26	--	1,273,511.93	1,270,785.63	04/06/23
Totals							2,268,497.14	575,597.87	0.00				533,199,780.13	532,624,182.26
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	9,003,702.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	9,728,015.81	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4	7,099,897.69	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	4,605,621.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
8	0.00	2,984,600.61	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1,806,006.18	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,010,969.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	994,790.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	1,258,951.06	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	1,531,108.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,081,982.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,163,267.46	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	361,204.68	0.00	--	--	--	0.00	0.00	50,610.55	50,610.55	0.00	0.00
22	1,038,428.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	853,664.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	0.00	450,816.90	01/01/22	09/30/22	10/12/21	0.00	0.00	0.00	0.00	0.00	0.00
27	1,708,081.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	576,562.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	446,309.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	660,921.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	720,184.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	998,345.81	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	601,944.54	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	519,782.45	0.00	--	--	02/11/22	0.00	0.00	0.00	0.00	0.00	0.00
38	387,961.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1,377,379.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	503,689.26	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	746,399.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	534,617.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	322,661.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	303,879.77	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	416,790.78	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	169,958.81	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	41,872,465.52	15,096,032.45				0.00	0.00	50,610.55	50,610.55	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.940583%	4.919954%	34
03/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.940707%	4.920075%	35
02/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.940866%	4.920231%	36
01/18/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.940988%	4.920350%	37
12/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	4,609,144.41	4.941109%	4.920468%	38
11/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.940803%	4.919880%	39
10/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.940921%	4.919995%	40
09/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.941049%	4.920121%	41
08/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.941166%	4.920234%	42
07/15/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.941281%	4.920346%	43
06/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.941407%	4.920470%	44
05/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.941521%	4.920581%	45
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
21	10106169	03/05/23	0	B	50,610.55	50,610.55	100.32	8,971,781.30
Totals					50,610.55	50,610.55	100.32	8,971,781.30

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		364,400,296	364,400,296		0	0
37 - 48 Months		81,223,886	81,223,886		0	0
49 - 60 Months		0	0		0	0
> 60 Months		87,000,000	87,000,000		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-23	532,624,182	532,624,182	0	0	0	0
Mar-23	533,199,780	533,199,780	0	0	0	0
Feb-23	533,930,162	533,930,162	0	0	0	0
Jan-23	534,500,057	534,500,057	0	0	0	0
Dec-22	535,067,464	535,067,464	0	0	0	0
Nov-22	540,302,439	540,302,439	0	0	0	0
Oct-22	540,872,235	540,872,235	0	0	0	0
Sep-22	541,493,016	541,493,016	0	0	0	0
Aug-22	542,057,618	542,057,618	0	0	0	0
Jul-22	542,619,756	542,619,756	0	0	0	0
Jun-22	543,233,159	543,233,159	0	0	0	0
May-22	543,790,169	543,790,169	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
10	10099956	19,014,436.63	4.01625%	19,014,436.63 4.01625%		9	08/27/20	07/06/20	09/11/20
11	10104701	20,000,000.00	5.35000%	20,000,000.00 5.35000%		10	10/06/20	10/06/20	10/06/20
Totals		39,014,436.63		39,014,436.63
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
10	10099956 11/18/20	18,957,271.46	0.00	19,022,780.03	70,214.97	19,022,780.03	18,952,565.06	4,706.40	0.00	0.00	4,706.40	0.02%
11	10104701 06/17/21	19,000,000.00	23,000,000.00	19,122,702.70	122,702.70	19,122,702.70	19,000,000.00	0.00	0.00	0.00	0.00	0.00%
13	10106166 05/17/21	14,862,385.62	23,250,000.00	403,116.31	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		52,819,657.08	46,250,000.00	38,548,599.04	192,917.67	38,145,482.73	37,952,565.06	4,706.40	0.00	0.00	4,706.40

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	04/17/23	0.00	(17.58)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/23	0.00	(16.82)	0.00	0.00	0.00	0.00	0.00	0.00
		02/17/23	0.00	(16.76)	0.00	0.00	0.00	0.00	0.00	0.00
		01/18/23	0.00	(16.71)	0.00	0.00	0.00	0.00	0.00	0.00
		12/16/22	0.00	(16.65)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/22	0.00	(17.29)	0.00	0.00	0.00	0.00	0.00	0.00
		10/17/22	0.00	(16.54)	0.00	0.00	0.00	0.00	0.00	0.00
		09/16/22	0.00	(17.18)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/22	0.00	(17.12)	0.00	0.00	0.00	0.00	0.00	0.00
		07/15/22	0.00	(16.38)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/22	0.00	(17.00)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/22	0.00	(16.27)	0.00	0.00	0.00	0.00	0.00	0.00
		04/18/22	0.00	(16.89)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/22	0.00	(16.16)	0.00	0.00	0.00	0.00	0.00	0.00
		02/17/22	0.00	(16.11)	0.00	0.00	0.00	0.00	0.00	0.00
		01/18/22	0.00	(16.06)	0.00	0.00	0.00	0.00	0.00	0.00
		12/17/21	0.00	(16.01)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/21	0.00	(16.62)	0.00	0.00	0.00	0.00	0.00	0.00
		10/18/21	0.00	(15.90)	0.00	0.00	0.00	0.00	0.00	0.00
		09/17/21	0.00	(16.51)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/21	0.00	(16.45)	0.00	0.00	0.00	0.00	0.00	0.00
		07/16/21	0.00	(15.74)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/21	0.00	(16.40)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/21	0.00	(15.75)	0.00	0.00	0.00	0.00	0.00	0.00
		04/16/21	0.00	(16.36)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/21	0.00	(15.66)	0.00	0.00	0.00	0.00	0.00	0.00
		02/18/21	0.00	(15.60)	0.00	0.00	0.00	0.00	0.00	0.00
		01/15/21	0.00	(15.55)	0.00	0.00	0.00	0.00	0.00	0.00
		12/17/20	0.00	(15.50)	0.00	0.00	0.00	0.00	0.00	0.00
10	10099956	11/18/20	0.00	0.00	4,706.40	0.00	0.00	4,706.40	0.00	0.00	4,706.40

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
11	10104701	06/17/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	10106166	05/25/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	(17.58)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	(475.57)	4,706.40	0.00	0.00	4,706.40	0.00	0.00	4,706.40

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Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28